Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W., Suite 500
Washington, DC 20036
Telephone 202.822.9611
Fax 202.822.0140
www.stradley.com

Cillian M. Lynch, Esq.
202.419.8416
clynch@stradley.com
1933 Act Rule 485(a)
1933 Act File No. 002-97596
1940 Act File No. 811-04297

July 10, 2019

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: VanEck Funds (the “Registrant”)
File Nos. 002-97596 and 811-04297
Rule 485(a) filing

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, is Post-Effective Amendment Nos. 159/160 (the “Amendment”) to the Registration Statement on Form N-1A of the Registrant. The purpose of the Amendment is to register Class Z shares of the Emerging Markets Fund (the “Fund”).

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Fund.

The Fund is an existing series of the Trust, and the Amendment makes no substantive changes other than the addition of Class Z shares of the Fund. Therefore, we are seeking limited review of this filing.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Cillian M. Lynch
Cillian M. Lynch, Esq.

A Pennsylvania Limited Liability Partnership
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